Income Taxes (Details) - Schedule of Deferred Income Taxes - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Deferred Tax Liabilities
Accrued expenses	$ 37	$ 38
Temporary difference on property and equipment	166	169
Basis difference of customer backlog from acquisitions	(5)	251
Basis differences of customer relationships from acquisitions		208
Basis difference of real estate held for investment		37
Basis difference of property and equipment	74	34
Other	(9)
Deferred tax liabilities, Total	263	738
Deferred Tax Assets
Net operating loss carryover	(2,360)	(1,274)
Accrued expenses	(10)	(10)
Other	(2)	(2)
Valuation allowance	2,360	1,274
Deferred tax assets, Total	(12)	(12)
Net deferred tax liability	$ 251	$ 726